Remuneration of auditors (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of remuneration of auditors	During the financial year the following fees were paid or payable for services provided by Grant Thornton Audit Pty Ltd, the auditor of the consolidated entity:

	Consolidated
	2022 A$’000	2021 A$’000	2020 A$’000

Audit services - Grant Thornton Audit Pty Ltd
Audit or review of the financial statements	181	151	124